Earnings per share - Reconciliation of adjusted net profit attributable to parent (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
Net profit attributable to shareholders	£ 1,634	£ 1,471	£ 1,224	£ 1,505	£ 1,422
Amortisation of acquired intangible assets	326	316	395
Other deferred tax credits from intangible assets	(64)	(61)	(78)
Acquisition-related items	49	10	(18)
Net interest on net defined benefit pension obligation and other	4	7	9
Disposals and other non-operating items	12	(54)	(127)
Exceptional costs in Exhibitions			138
Adjusted net profit attributable to shareholders	1,961	1,689	1,543	£ 1,808	£ 1,674
Amortisation of acquired intangible assets, pre-tax	296	294	360
Acquisition-related items, pre-tax	62	21	(12)
Net interest on net defined benefit pension obligation and other. pre-tax	5	9	11
Disposals and other non-operating items, pre-tax	9	(55)	(130)
Exceptional costs in Exhibitions, pre-tax			183
Tax on amortisation of acquired intangible assets	30	22	35
Tax on other deferred tax credits from intangible assets	(64)	(61)	(78)
Tax on acquisition-related items	(13)	(11)	(6)
Tax on net interest on net defined benefit pension obligation and other	(1)	(2)	(2)
Tax on disposals and other non-operating items	£ 3	£ 1	3
Tax on exceptional costs in Exhibitions			£ (45)